Victory Tax Exempt Short-Term Fund Expense Example - Victory Tax Exempt Short-Term Fund	Feb. 28, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	786
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	$ 1,682